Selected Statements of Comprehensive Loss Data	12 Months Ended
Dec. 31, 2023
Selected Statements of Comprehensive Loss Data [Abstract]
SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA
NOTE 9:-	SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA

a.	Research and development expenses:

	For the Year Ended December 31
	2023	2022

Subcontractors and consultants	$1,530	$551
Share based compensation	-	600
Laboratory services	39	27

	$1,569	$1,178

b.	General and administrative expenses:

	For the Year Ended December 31
	2023	2022

Professional services	$441	$289
Share based compensation	-	1,690
Consulting services	255	113
Rent and office maintenance	6	9
Others	1	38

	$703	$2,139

c.	Financial expenses, net:

	For the Year Ended December 31
	2023	2022

Bank fees	$3	$3
Exchange rate differences	9	38
Total financial expenses, net	$12	$41